Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Related Party Transactions

In April 2013, we issued a new Bridge Note to our CFO totaling $20,000 that contains the same rights and privileges as the previously issued new Bridge Notes, the due date of which was extended to October 15, 2013. The note and accrued interest were converted into 16,918 shares of common stock and he received five-year warrants to purchase 16,918 shares of common stock exercisable at $1.20 per share.

In May 2013, we issued a new Bridge Note to our CEO totaling $17,500 that contains the same rights and privileges as the previously issued and amended new Bridge Notes. The note and accrued interest were converted into 14,708 shares of common stock and he received five-year warrants to purchase 14,708 shares of common stock exercisable at $1.20 per share.

On June 17, 2013 the Company issued to Dennis Becker an option to purchase 1,251,979 shares of Company common stock.  The exercise price of the option is $1.80, the fair market value on date of grant.  The options will vest and first become exercisable over a four year period at the rate of 1/48th shares per month commencing on the first month following the date of grant.  On June 17, 2013 the Company issued to Timothy Schatz an option to purchase 417,326 shares of Company common stock.  The exercise price of the option is $1.80, the fair market value on date of grant.  The options will vest and first become exercisable over a four year period at the rate of 1/48th shares per month commencing on the first month following the date of grant.

On March 12, 2014 several officers and directors participated in the Private Placement.  Dennis Becker purchased 25,000 units at a price of $1.00 per unit, resulting in issuance of 25,000 common shares and 6,250 warrants with an exercise price of $1.20 per share. Michael Bynum purchased 25,000 units at a price of $1.00 per unit, resulting in issuance of 25,000 common shares and 6,250 warrants with an exercise price of $1.20 per share. David Jaques purchased 25,000 units at a price of $1.00 per unit, resulting in issuance of 25,000 common shares and 6,250 warrants with an exercise price of $1.20 per share. John Harris purchased 25,000 units at a price of $1.00 per unit, resulting in issuance of 25,000 common shares and 6,250 warrants with an exercise price of $1.20 per share.

Prior to our reverse merger on November 2, 2010, Optimal Payments Corporation converted $570,534 of debt into $370,534 worth of Mobivity Inc. common stock and $200,000 of prepaid services to be rendered by Mobivity. A member of our Board of Directors was President of Sterling Card Solutions, which has a minority ownership position in Optimal Payments Corporation. This director subsequently resigned from the Board in July 2013. We recognized deferred revenue from this related party during the years ended December 31, 2013 and 2012 totaling $-0- and $164,738, respectively. Optimal Payments Corporation ceased being a related party in June 2013. As of December 31, 2012, deferred revenue from this related party totaled $35,262.

Timothy Schatz

On August 1, 2012, we entered into an employment agreement with Timothy Schatz.  Under the terms of the agreement, Mr. Schatz will serve as our Chief Financial Officer for an initial term of three years from August 1, 2012 (the “Effective Date”).  Unless terminated no less than 90 days prior to the expiration date by either party, the agreement is renewed automatically for successive one year periods.  Under the agreement, Mr. Schatz is paid a base annual salary of $160,000 and was also granted 225,000 stock options.  The base salary is subject to an annual increase at the sole discretion our board of directors.  The board may further award him, at its sole discretion, an annual bonus of up to 30% of his base salary and grant additional stock options.

If the agreement is terminated by us without cause (as defined in the agreement) or the we notify Mr. Schatz that we will not renew the agreement, we will be required to pay him a severance payment equal to three months of his base salary payable in regular intervals following such termination or expiration of the agreement.

The agreement includes non-compete, non-solicitation, intellectual property assignment and confidentiality provisions that are customary in our industry.

In April 2013, we issued a new Bridge Note to our CFO totaling $20,000 that contains the same rights and privileges as the previously issued new Bridge Notes, the due date of which was extended to October 15, 2013. The note and accrued interest were converted into 16,918 shares of common stock and he received five-year warrants to purchase 16,918 shares of common stock exercisable at $1.20 per share.

In May 2013, we issued a new Bridge Note to our CEO totaling $17,500 that contains the same rights and privileges as the previously issued and amended new Bridge Notes. The note and accrued interest were converted into 14,708 shares of common stock and he received five-year warrants to purchase 14,708 shares of common stock exercisable at $1.20 per share.

On June 17, 2013 the Company issued to Dennis Becker an option to purchase 1,251,979 shares of Company common stock.  The exercise price of the option is $1.80, the fair market value on date of grant.  The options will vest and first become exercisable over a four year period at the rate of 1/48th shares per month commencing on the first month following the date of grant.  On June 17, 2013 the Company issued to Timothy Schatz an option to purchase 417,326 shares of Company common stock.  The exercise price of the option is $1.80, the fair market value on date of grant.  The options will vest and first become exercisable over a four year period at the rate of 1/48th shares per month commencing on the first month following the date of grant.